Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of commitments and contingencies [Abstract]
Disclosure of maturity analysis of operating lease payments [text block]
	December 31, 2020	December 31, 2019
Within one year	25,580	24,980
Between one and five years	—	—
Total	25,580	24,980